Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2017
Investments, Debt and Equity Securities [Abstract]
Held-to-Maturity Securities
The Company's investment in marketable securities as of December 31, 2016 and June 30, 2017 are classified as “held-to-maturity” and consist of the following:

		Gross	Gross
		unrealized	unrealized
	Amortized	holding	holding	Aggregate
	cost basis**	gains	(losses)	fair value*
	US$ thousands
At June 30, 2017
Held to maturity:
Corporate debt securities
Current	13,592	-	(66)	13,526

At December 31, 2016
Held to maturity:
Corporate debt securities
Current	16,390	-	(97)	16,293
Non-Current	7,815	-	(62)	7,753

	24,205	-	(159)	24,046

*	Fair value is being determined using quoted market prices in active markets (Level 1).
**	Including accrued interest in the amount of US$ 173 thousands and US$ 115 thousands as of December 31, 2016 and June 30, 2017 respectively.

Schedule of Reconciliation of Marketable Securities
Activity in marketable securities in six month period ended in June 30, 2017:

US$ thousands
Balance at January 1, 2017	24,205

Discount on marketable securities, net	(138)
Proceeds from maturity of marketable securities	(10,475)
Balance at June 30, 2017	13,592

Summary of Investment Securities in an Unrealized Loss Position
The following table summarizes the gross unrealized losses on investment securities for which other-than-temporary impairments have not been recognized and the fair value of those securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at June 30, 2017:

	Less than 12 months		12 months or more		Total
	Unrealized Losses	Fair value	Unrealized Losses	Fair value	Unrealized Losses	Fair value
Held to maturity

Corporate debt securities	-	-	(66)	13,526	(66)	13,526